Average Annual Total Returns - Investor - Vanguard Target Retirement 2045 Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	16.30%	12.09%	10.09%	15.73%	11.43%	9.47%	9.96%	9.48%	8.13%	21.02%	15.46%	13.84%	7.51%	4.44%	3.84%	17.02%	12.41%	10.41%